Risk Management - Schedule of Risk Concentrations (Parenthetical) (Detail)	Dec. 31, 2017	Dec. 31, 2016
Asset classes and individual investment risks [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Income producing commercial office properties, percentage	64.00%	65.00%
Ontario Canada [Member] | Asset classes and individual investment risks [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Largest concentration of mortgages and real estate, percentage	25.00%	24.00%
A [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Investment grade debt securities and private placements rate	42.00%	41.00%
AA [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Investment grade debt securities and private placements rate	16.00%	14.00%
AAA [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Investment grade debt securities and private placements rate	17.00%	21.00%